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                                                                    THE HARTFORD




May 3, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:   HARTFORD LIFE INSURANCE COMPANY
      SEPARATE ACCOUNT FIVE (REGISTRANT)
      PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
      FILE NO. 333-36329

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on April 26, 2004.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Michelle Lesperance

Michelle Lesperance
Paralegal

Enclosure